Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	$ 4,162	¥ 30,380	¥ 30,123
Restricted cash	175	1,281	100
Short-term investments	384	2,803
Accounts receivable, net	8,365	61,059	28,144
Advance to suppliers	22,420	163,647	164,802
Deferred offering costs	315	2,302	6,541
Prepaid expenses and other current assets	267	1,955	1,626
Total current assets	36,088	263,427	231,336
Non-current assets
Software and equipment, net	11,572	84,465	48,299
Development expenditures	4,455	32,515
Operating lease right-of-use assets, net	79	575	84
Deferred tax assets	3,051	22,270	12,103
Total non-current assets	19,157	139,825	60,486
TOTAL ASSETS	55,245	403,252	291,822
Current liabilities
Short-term borrowings	9,243	67,470	39,381
Accounts payable	6,411	46,800	35,217
Contract liabilities	2,179	15,906	13,552
Income tax payables	10	71	131
Operating lease liabilities, current	63	458	86
Accrued expenses and other current liabilities	434	3,170	3,766
Total current liabilities	18,847	137,575	95,230
Operating lease liabilities, non-current	14	99
Total non-current liabilities	14	99
TOTAL LIABILITIES	18,861	137,674	95,230
Commitments and contingencies (Note 17)
Shareholders’ equity
Ordinary shares (US$0.000005 par value; 10,000,000,000 and 10,000,000,000 shares authorized as of December 31, 2022 and 2023; 78,063,300 and 78,063,300 shares issued and outstanding as of December 31, 2022 and 2023, respectively)		3	3
Subscription receivables		(3)	(3)
Treasury stock	(117)	(856)
Additional paid-in capital	19,567	142,828	113,554
Statutory reserve	3,188	23,271	19,559
Retained earnings	13,305	97,118	61,041
Accumulated other comprehensive loss	65	472	(11)
Total Lucas GC Limited shareholders' equity	36,008	262,833	194,143
Non-controlling interests	376	2,745	2,449
Total shareholders' equity	36,384	265,578	196,592
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	55,245	403,252	291,822
Related Party [Member]
Current liabilities
Amounts due to related parties	$ 507	¥ 3,700	¥ 3,097